Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.48%
Australia–1.30%
Fortescue Metals Group Ltd.	15,377	$86,304
Magellan Financial Group Ltd.	566	23,839
		110,143
Canada–6.55%
CGI, Inc., Class A(a)	2,788	214,582
Gildan Activewear, Inc.	2,330	91,767
Hydro One Ltd., REGS(b)	8,816	155,706
Manulife Financial Corp.	5,169	93,604
		555,659
China–2.39%
Yangzijiang Shipbuilding Holdings Ltd.	195,600	203,132
France–6.81%
Kering S.A.	378	195,260
L’Oreal S.A.	760	203,218
Peugeot S.A.	7,655	179,764
		578,242
Japan–8.00%
AGC, Inc.	5,700	174,548
Dai Nippon Printing Co., Ltd.	9,500	199,234
Konica Minolta, Inc.	15,900	131,628
Toppan Printing Co., Ltd.	10,600	173,146
		678,556
Jordan–1.83%
Hikma Pharmaceuticals PLC	6,973	155,480
Netherlands–0.22%
Wolters Kluwer N.V.	261	18,911
Sweden–4.81%
Atlas Copco AB, Class A	1,561	47,815
Boliden AB(a)	7,614	172,715
Sandvik AB	12,195	187,672
		408,202
Switzerland–2.80%
Roche Holding AG	177	47,392
Roche Holding AG, BR	709	190,019
		237,411
United Kingdom–5.02%
Auto Trader Group PLC, REGS(b)	18,722	122,720
Coca-Cola European Partners PLC	837	46,269
GlaxoSmithKline PLC	7,087	146,655
Greggs PLC	3,245	87,818
Tate & Lyle PLC	2,439	22,228
		425,690
Shares		Value
United States–59.75%
AbbVie, Inc.	2,048	$136,438
Aflac, Inc.	3,921	206,401
Ally Financial, Inc.	6,689	220,135
Athene Holding Ltd., Class A(a)	4,946	202,094
AutoZone, Inc.(a)	189	212,255
Biogen, Inc.(a)	843	200,482
Broadcom, Inc.	89	25,809
Cadence Design Systems, Inc.(a)	784	57,945
Capital One Financial Corp.	2,156	199,258
CF Industries Holdings, Inc.	4,804	238,086
Cisco Systems, Inc.	795	44,043
Citigroup, Inc.	3,375	240,165
DENTSPLY SIRONA, Inc.	1,120	60,984
Discovery, Inc., Class C(a)	1,943	54,870
Essex Property Trust, Inc.	208	62,862
Fifth Third Bancorp	6,562	194,826
Ford Motor Co.	7,035	67,044
Fortinet, Inc.(a)	201	16,142
General Motors Co.	1,669	67,327
Gilead Sciences, Inc.	1,792	117,412
HCA Healthcare, Inc.	1,541	205,739
Hershey Co. (The)	965	146,429
Hewlett Packard Enterprise Co.	5,980	85,933
Host Hotels & Resorts, Inc.	6,718	116,826
HP, Inc.	8,999	189,339
Incyte Corp.(a)	414	35,157
LyondellBasell Industries N.V., Class A	596	49,879
McKesson Corp.	781	108,520
Mondelez International, Inc., Class A	3,802	203,369
New York Community Bancorp, Inc.	4,230	48,772
Nuance Communications, Inc.(a)	1,428	23,762
Oracle Corp.	4,326	243,554
Procter & Gamble Co. (The)	2,522	297,697
PulteGroup, Inc.	2,251	70,929
Santander Consumer USA Holdings, Inc.	4,613	124,136
TEGNA, Inc.	14,092	214,057
Viacom, Inc., Class B	2,404	72,961
Xerox Corp.	6,525	209,452
		5,071,089
Total Common Stocks & Other Equity Interests (Cost $8,367,548)		8,442,515
Money Market Funds–1.42%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	42,201	42,201
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	30,139	30,151

See accompanying notes which are an integral part of this schedule.
Invesco Global Responsibility Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	48,230	$48,230
Total Money Market Funds (Cost $120,579)		120,582
TOTAL INVESTMENTS IN SECURITIES—100.90% (Cost $8,488,127)		8,563,097
OTHER ASSETS LESS LIABILITIES–(0.90)%		(76,393)
NET ASSETS–100.00%		$8,486,704
Investment Abbreviations:
BR	– Bearer Shares
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $278,426, which represented 3.28% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$110,143	$—	$110,143
Canada	555,659	—	—	555,659
China	—	203,132	—	203,132
France	—	578,242	—	578,242
Japan	—	678,556	—	678,556
Jordan	—	155,480	—	155,480
Netherlands	—	18,911	—	18,911
Sweden	—	408,202	—	408,202
Switzerland	—	237,411	—	237,411
United Kingdom	46,269	379,421	—	425,690
United States	5,071,089	—	—	5,071,089
Money Market Funds	120,582	—	—	120,582
Total Investments	$5,793,599	$2,769,498	$—	$8,563,097
Invesco Global Responsibility Equity Fund